Operating Segments - Schedule of Operating Segments (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Dec. 31, 2025 MYR (RM)	Jun. 30, 2026 USD ($)
Schedule of Operating Segments [Line Items]
Revenue	RM 48,544,240	$ 11,887,026	RM 47,867,433
Cost of Revenue	(34,470,647)	(8,440,826)	(38,224,086)
Gross Profit/(Loss)	14,073,593	3,446,200	9,643,347
Selling & Administrative Expenses	(5,803,205)	(1,421,031)	(3,250,981)
Income/(Loss) from operations	6,431,167	1,574,799	5,774,443
Segment depreciation	2,375,429	581,671	1,416,746
Segment amortization	177,083	$ 43,362	47,565
Segment Assets	140,677,525			RM 116,663,262	$ 34,447,701
Segment Liabilities	20,338,075			14,651,264	$ 4,980,183
Operating Segment [Member]
Schedule of Operating Segments [Line Items]
Revenue	48,544,240		47,867,433	77,510,474
Cost of Revenue	(34,470,647)		(38,224,086)	(59,885,461)
Gross Profit/(Loss)	14,073,593		9,643,347	17,625,013
Selling & Administrative Expenses	(7,642,426)		(3,868,904)	(8,966,709)
Income/(Loss) from operations	6,431,167		5,774,443	9,392,193
Segment depreciation	2,375,429		1,416,746	3,575,849
Segment amortization	177,083		47,565	214,646
Segment Assets	140,677,525		55,894,810	116,663,262
Segment Liabilities	20,338,075		12,989,460	14,651,264
Operating Segment [Member] | SAAS Business [Member]
Schedule of Operating Segments [Line Items]
Revenue	13,503,358		13,465,340	23,393,531
Cost of Revenue	(10,185,794)		(11,450,803)	(20,139,923)
Gross Profit/(Loss)	3,317,564		2,014,537	3,253,608
Selling & Administrative Expenses	(1,528,485)		(967,226)	(1,793,342)
Income/(Loss) from operations	1,789,079		1,047,311	1,460,266
Segment depreciation	1,425,258		850,048	2,145,509
Segment amortization	106,250		28,539	128,788
Segment Assets	84,406,515		33,536,886	69,997,957
Segment Liabilities	12,202,845		7,793,676	8,790,758
Operating Segment [Member] | Software Customization [Member]
Schedule of Operating Segments [Line Items]
Revenue	5,919,573		6,161,113	8,593,264
Cost of Revenue	(5,405,781)		(5,823,110)	(7,938,897)
Gross Profit/(Loss)	513,792		338,003	654,367
Selling & Administrative Expenses	(1,528,485)		(967,226)	(1,793,342)
Income/(Loss) from operations	(1,014,693)		(629,223)	(1,138,975)
Segment depreciation	237,543		141,675	357,585
Segment amortization	17,708		4,756	21,465
Segment Assets	14,067,753		5,589,481	11,666,326
Segment Liabilities	2,033,808		1,298,946	1,465,126
Operating Segment [Member] | Data Analysis & Hosting Services [Member]
Schedule of Operating Segments [Line Items]
Revenue	11,355,699		9,494,765	17,581,904
Cost of Revenue	(6,962,367)		(8,802,400)	(13,036,003)
Gross Profit/(Loss)	4,393,332		692,365	4,545,901
Selling & Administrative Expenses	(1,528,485)		(967,226)	(1,793,342)
Income/(Loss) from operations	2,864,847		(274,860)	2,752,559
Segment depreciation	475,086		283,349	715,171
Segment amortization	35,417		9,514	42,929
Segment Assets	28,135,505		11,178,963	23,332,653
Segment Liabilities	4,067,615		2,597,892	2,930,254
Operating Segment [Member] | Outright Purchase [Member]
Schedule of Operating Segments [Line Items]
Revenue	16,466,010		18,746,215	26,915,775
Cost of Revenue	(11,511,846)		(11,983,053)	(18,122,877)
Gross Profit/(Loss)	4,954,164		6,763,162	8,792,898
Selling & Administrative Expenses	(1,528,485)		(967,226)	(1,793,342)
Income/(Loss) from operations	3,425,679		5,795,937	6,999,556
Segment depreciation	118,771		70,837	178,792
Segment amortization	8,854		2,378	10,732
Segment Assets	7,033,876		2,794,740	5,833,163
Segment Liabilities	1,016,903		649,473	732,563
Operating Segment [Member] | Others [Member]
Schedule of Operating Segments [Line Items]
Revenue	1,299,600			1,026,000
Cost of Revenue	(404,859)		(164,720)	(647,761)
Gross Profit/(Loss)	894,741		(164,720)	378,239
Selling & Administrative Expenses	(1,528,486)			(1,793,341)
Income/(Loss) from operations	(633,745)		(164,720)	(1,415,102)
Segment depreciation	118,771		70,837	178,792
Segment amortization	8,854		2,378	10,732
Segment Assets	7,033,876		2,794,740	5,833,163
Segment Liabilities	RM 1,016,903		RM 649,473	RM 732,563